CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
ASSETS
Cash	$ 20,554	$ 5,349		$ 17,568
Deposits	645	112,645
Accounts receivable				117,924
Total Current Assets	21,199	117,994		135,492
Property and equipment, net	446,447	38,011		59,492
Intangible, net	457,508	392,501		184,333
Total Assets	925,154	548,506		379,317
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	63,668	50,500		90,048
Related party payables		16,175		13,560
Promissory notes-related party	910,000	224,625
Total Current Liabilities	973,668	291,300		103,608
Total Liabilities		291,300		103,608
Stockholders' equity
Common stock	16,062	16,062	[1]	150	[1]
Additional paid-in capital	1,731,878	1,731,878		790,055
Accumulated deficit	(1,796,454)	(1,490,734)		(514,496)
Total Stockholder's Equity	(48,514)	257,206		275,709	[1]
Total Liabilities and Stockholders' Equity	$ 925,154	$ 548,506		$ 379,317

[1]	The December 31, 2012 capital accounts of the Company have been retroactively restated to reflect the equivalent number of common shares based on the exchange ratio of the merger transaction. See Note 2.